Employee Benefit Obligations - Summary of Post-Employment Obligations Associated with Defined Benefits Plan and Related Plan Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Defined Benefit Plans [Abstract]
Post-employment obligations, non - current	$ 1,343,507	$ 388,931
Total Liabilities	1,343,507	388,931
Total Post-Employment Obligations, Net	$ 1,343,507	$ 388,931